CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 55,275	$ 67,894	$ 57,263
Change in foreign currency translation adjustment	4,906	7,175	(6,944)
Available- for- sale investments:
Change in net unrealized gains (losses)	(3,503)	2,553	759
Less: reclassification adjustment for net gains included in net income		(1,600)	(791)
Net change (net of tax effect of ($519), $94, $137)	(3,503)	953	(32)
Cash flow hedges:
Change in unrealized gains	985	13,845	(13,466)
Less: reclassificiation adjustment for net gains included in net income	(2,181)	(7,884)	7,971
Net change	(1,196)	5,961	(5,495)
Total other comprehensive income (loss)	207	14,089	(12,471)
Comprehensive income	$ 55,482	$ 81,983	$ 44,792